Shareholder Report, Holdings (Details) - Mundoval Fund Shares	Dec. 31, 2024
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.79%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.22%
Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.92%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Mastercard Incorporated Class A
Holdings [Line Items]
Percent of Net Asset Value	10.29%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.81%
Alphabet Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Alphabet Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.80%
LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.29%